Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity Analysis of The Undiscounted Cash Flows of Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2023 and 2024 is presented in the following table:

	December 31, 2023	December 31, 2024
	(in thousands)
One year	$1,027	$1,314
Between one and two years	1,279	1,138
Between two and three years	1,066	1,342
Between three and four years	1,274	92
Between four and five years	—	23
Total undiscounted operating lease commitments	4,646	3,909
Less: Discount adjustment	(232)	(155)
Total operating lease liabilities	4,414	3,754
Less: current portion	(914)	(1,180)
Total operating lease liabilities, non-current portion	$3,500	$2,574